UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01494

GENERAL ELECTRIC RSP U.S. EQUITY FUND

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

SSGA FUNDS MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: December 31

Date of reporting period: June 30, 2017

Item 1.	Schedule of Investments.

GE RSP U.S. Equity Fund

Schedule of Investments—June 30, 2017 (Unaudited)

Common Stock – 99.0% †	Number of Shares	Fair Value
Aerospace & Defense – 1.4%
General Dynamics Corp.	178,467	35,354,313
Hexcel Corp.	144,198	7,612,212
Raytheon Co.	193,199	31,197,775
		74,164,300
Airlines – 0.5%
Alaska Air Group Inc.	171,808	15,421,486
Delta Air Lines Inc.	228,764	12,293,777
		27,715,263
Application Software – 1.9%
Adobe Systems Inc.	89,090	12,600,889	(a)
Intuit Inc.	130,902	17,385,095
salesforce.com Inc.	805,375	69,745,475	(a)
		99,731,459
Asset Management & Custody Banks – 0.7%
Ameriprise Financial Inc.	140,073	17,829,892
BlackRock Inc.	44,640	18,856,383
		36,686,275
Auto Parts & Equipment – 0.2%
Delphi Automotive PLC	129,362	11,338,579
Automobile Manufacturers – 0.2%
General Motors Co.	366,521	12,802,579
Automotive Retail – 1.2%
AutoZone Inc.	109,465	62,445,404	(a)
Biotechnology – 5.2%
Alexion Pharmaceuticals Inc.	776,452	94,470,915	(a)
Amgen Inc.	474,864	81,785,827
Biogen Inc.	279,522	75,851,090	(a)
Vertex Pharmaceuticals Inc.	156,210	20,130,782	(a)
		272,238,614
Building Products – 1.1%
Allegion PLC	740,430	60,063,682
Cable & Satellite – 3.0%
Charter Communications Inc., Class A	218,980	73,763,413	(a)
Comcast Corp., Class A	1,190,382	46,329,668
Liberty Global PLC, Class C	1,197,973	37,352,798	(a)
		157,445,879
Communications Equipment – 0.6%
Cisco Systems Inc.	964,118	30,176,893
Consumer Finance – 0.6%
American Express Co.	252,453	21,266,641
Discover Financial Services	129,549	8,056,652
		29,323,293
Data Processing & Outsourced Services – 3.0%
PayPal Holdings Inc.	301,154	16,162,935	(a)
Visa Inc., Class A	1,503,517	140,999,824
		157,162,759
Diversified Banks – 5.3%
Bank of America Corp.	2,455,904	59,580,231
JPMorgan Chase & Co.	1,771,215	161,889,051
U.S. Bancorp	357,228	18,547,278
Wells Fargo & Co.	644,229	35,696,729
		275,713,289
Diversified Chemicals – 0.6%
EI du Pont de Nemours & Co.	419,191	33,832,906
Drug Retail – 0.9%
CVS Health Corp.	191,602	15,416,297
Walgreens Boots Alliance Inc.	384,294	30,094,063
		45,510,360
Electric Utilities – 1.8%
American Electric Power Company Inc.	184,080	12,788,038
Duke Energy Corp.	111,583	9,327,223
Edison International	150,600	11,775,414
Exelon Corp.	468,285	16,891,040
NextEra Energy Inc.	198,052	27,753,027
PG&E Corp.	273,566	18,156,575
		96,691,317
Electrical Components & Equipment – 0.5%
Acuity Brands Inc.	61,969	12,597,058
Rockwell Automation Inc.	83,049	13,450,616
		26,047,674
Environmental & Facilities Services – 0.4%
Republic Services Inc.	338,841	21,594,337
Fertilizers & Agricultural Chemicals – 0.2%
Monsanto Co.	104,718	12,394,422
Financial Exchanges & Data – 1.9%
CME Group Inc.	672,675	84,245,817
S&P Global Inc.	114,692	16,743,885
		100,989,702
Footwear – 0.7%
NIKE Inc., Class B	591,045	34,871,655
Gold – 0.1%
B2Gold Corp.	1,566,882	4,402,938	(a)
Healthcare Equipment – 4.5%
Abbott Laboratories	1,067,630	51,897,494
Becton Dickinson and Co.	41,161	8,030,923
Boston Scientific Corp.	1,579,747	43,790,587	(a)
Medtronic PLC	1,332,938	118,298,248
Stryker Corp.	92,690	12,863,518
		234,880,770
Home Entertainment Software – 0.4%
Activision Blizzard Inc.	197,510	11,370,650
Electronic Arts Inc.	93,408	9,875,094	(a)
		21,245,744
Home Improvement Retail – 1.0%
Lowe’s Companies Inc.	176,884	13,713,816
The Home Depot Inc.	264,274	40,539,632
		54,253,448
Hotels, Resorts & Cruise Lines – 0.3%
Marriott International Inc., Class A	141,267	14,170,493
Housewares & Specialties – 1.5%
Newell Brands Inc.	1,443,916	77,422,776
Hypermarkets & Super Centers – 0.4%
Wal-Mart Stores Inc.	259,436	19,634,116
Independent Power Producers & Energy Traders – 0.1%
Calpine Corp.	191,907	2,596,502	(a)
Industrial Conglomerates – 1.2%
Honeywell International Inc.	243,072	32,399,067
Roper Technologies Inc.	122,914	28,458,278
		60,857,345
Industrial Gases – 0.1%
Air Products & Chemicals Inc.	51,912	7,426,531
Industrial Machinery – 2.2%
Ingersoll-Rand PLC	712,412	65,107,333
Xylem Inc.	885,863	49,103,386
		114,210,719
Insurance Brokers – 0.3%
Marsh & McLennan Companies Inc.	221,634	17,278,587
Integrated Oil & Gas – 2.3%
Chevron Corp.	368,441	38,439,450
Exxon Mobil Corp.	990,839	79,990,432
		118,429,882
Integrated Telecommunication Services – 0.5%
Verizon Communications Inc.	543,540	24,274,496
Internet & Direct Marketing Retail – 3.1%
Amazon.com Inc.	121,034	117,160,912	(a)
Netflix Inc.	45,009	6,724,795	(a)
The Priceline Group Inc.	21,424	40,074,020	(a)
		163,959,727
Internet Software & Services – 5.9%
Alphabet Inc., Class A	130,087	120,939,282	(a)
Alphabet Inc., Class C	71,037	64,553,453	(a)
Facebook Inc., Class A	833,446	125,833,677	(a)
		311,326,412
Investment Banking & Brokerage – 3.6%
The Charles Schwab Corp.	2,141,332	91,991,623
The Goldman Sachs Group Inc.	437,483	97,077,477
		189,069,100

	Number of Shares	Fair Value
IT Consulting & Other Services – 0.4%
Accenture PLC, Class A	113,523	14,040,524
International Business Machines Corp.	60,884	9,365,786
		23,406,310
Life & Health Insurance – 0.7%
MetLife Inc.	330,382	18,151,187
Prudential Financial Inc.	156,389	16,911,907
		35,063,094
Life Sciences Tools & Services – 0.2%
Thermo Fisher Scientific Inc.	73,496	12,822,847
Managed Healthcare – 0.6%
UnitedHealth Group Inc.	169,544	31,436,848
Metal & Glass Containers – 0.3%
Ball Corp.	357,994	15,110,927
Movies & Entertainment – 1.9%
The Walt Disney Co.	669,391	71,122,794
Time Warner Inc.	294,843	29,605,185
		100,727,979
Multi-Line Insurance – 0.2%
The Hartford Financial Services Group Inc.	189,549	9,964,591
Multi-Sector Holdings – 1.1%
Berkshire Hathaway Inc., Class B	343,127	58,115,420	(a)
Multi-Utilities – 0.9%
Dominion Energy Inc.	73,931	5,665,333
Sempra Energy	368,278	41,523,344
		47,188,677
Oil & Gas Equipment & Services – 0.9%
Schlumberger Ltd.	516,883	34,031,577
U.S. Silica Holdings Inc.	425,302	15,093,968
		49,125,545
Oil & Gas Exploration & Production – 3.0%
Antero Resources Corp.	1,220,368	26,372,152	(a)
Marathon Oil Corp.	1,271,521	15,067,524
Noble Energy Inc.	1,338,905	37,891,012
Pioneer Natural Resources Co.	326,518	52,105,742
Range Resources Corp.	595,186	13,790,460
RSP Permian Inc.	459,985	14,843,716	(a)
		160,070,606
Packaged Foods & Meats – 2.4%
Mondelez International Inc., Class A	2,073,350	89,547,986
The Kraft Heinz Co.	394,118	33,752,266
		123,300,252
Paper Packaging – 0.2%
Packaging Corporation of America	72,343	8,058,287
Pharmaceuticals – 5.2%
Allergan PLC	535,359	130,140,420
Pfizer Inc.	4,238,702	142,378,000
		272,518,420
Property & Casualty Insurance – 0.3%
The Allstate Corp.	186,371	16,482,651
Railroads – 0.7%
Union Pacific Corp.	325,279	35,426,136
Regional Banks – 1.6%
First Republic Bank	697,090	69,778,709
The PNC Financial Services Group Inc.	133,956	16,727,086
		86,505,795
Restaurants – 1.1%
Chipotle Mexican Grill Inc.	17,944	7,466,498	(a)
McDonald’s Corp.	179,828	27,542,457
Starbucks Corp.	411,717	24,007,218
		59,016,173
Semiconductor Equipment – 1.6%
Applied Materials Inc.	1,993,429	82,348,552
Semiconductors – 1.9%
Broadcom Ltd.	239,243	55,755,581
Intel Corp.	388,666	13,113,591
Micron Technology Inc.	410,643	12,261,800	(a)
QUALCOMM Inc.	298,951	16,508,074
		97,639,046
Soft Drinks – 2.6%
PepsiCo Inc.	1,172,846	135,451,985
Specialized REITs – 0.6%
American Tower Corp.	240,187	31,781,544
Specialty Chemicals – 0.4%
Albemarle Corp.	164,413	17,352,148
GCP Applied Technologies Inc.	192,815	5,880,858	(a)
		23,233,006
Specialty Stores – 0.4%
Signet Jewelers Ltd.	70,374	4,450,452
Tractor Supply Co.	168,766	9,148,805
Ulta Salon Cosmetics & Fragrance Inc.	22,705	6,524,054	(a)
		20,123,311
Steel – 0.1%
ArcelorMittal	330,096	7,503,082	(a)
Systems Software – 3.9%
Microsoft Corp.	2,349,638	161,960,547
Oracle Corp.	874,641	43,854,500
		205,815,047
Technology Hardware, Storage & Peripherals – 4.2%
Apple Inc.	1,417,787	204,189,684
Hewlett Packard Enterprise Co.	1,061,917	17,617,203
		221,806,887
Tobacco – 0.8%
Reynolds American Inc.	642,083	41,761,078
Trading Companies & Distributors – 1.2%
United Rentals Inc.	551,464	62,155,507	(a)
Wireless Telecommunication Services – 0.2%
T-Mobile US Inc.	180,665	10,951,912	(a)
Total Common Stock (Cost $4,336,430,887)		5,199,291,742

	Principal Amount	Fair Value
Short-Term Investments – 1.2%
Time Deposit – 1.2%
State Street Corp.
0.09% 07/03/17
(Cost $65,171,439)	$65,171,439	65,171,439	(b)
Total Investments (Cost $4,401,602,326)		5,264,463,181
Liabilities in Excess of Other Assets, net – (0.2)%		(9,544,848)

NET ASSETS – 100.0%		$5,254,918,333

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s Supplemental Information Documents and Consolidated Profile for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	State Street Corp. is the parent company of SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
†	Percentages are based on net assets as of June 30, 2017.

Abbreviations:

REIT	Real Estate Investment Trust

Affiliate Table

	Number of Shares Held at 12/31/16	Value At 12/31/16	Shares Purchased	Shares Sold	Number of Shares Held at 6/30/17	Value at 6/30/17	Dividend/Interest Income	Realized Gain (Loss)
State Street Corp. (Time Deposit)	39,432,643	39,432,643	12,980,605,794	12,954,866,998	65,171,439	$65,171,439	$35,422	$—

		$39,432,643				$65,171,439	$35,422	—

Notes to Schedule of Investments

Security Valuation

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. generally accepted accounting principles establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. SSGA Funds Management, Inc. performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Fund uses to measure different financial investments at fair value.

The Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund typically classifies the investment securities in Level 2.

Short-term securities of sufficient credit quality with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Fund with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Fund’s Board of Trustees that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by the Oversight Committee (the “Committee”). The Committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Fund’s net asset value (“NAV”).

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Fund uses closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the-counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2017:

Fund	Investments	Level 1	Level 2	Level 3	Total
GE RSP U.S. Equity Fund	Investments in Securities†
	Common Stock	$5,199,291,742	$—	$—	$5,199,291,742
	Short-Term Investments	—	65,171,439	—	65,171,439

	Total Investments in Securities	$5,199,291,742	$65,171,439	$—	$5,264,463,181

†	See Schedule of Investments for Industry Classification.

There were no transfers between fair value levels during the period. Transfers between fair value levels are considered to occur at the beginning of the period.

INCOME TAXES

At June 30, 2017, information on the tax cost of investments was as follows:

	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
GE RSP U.S. Equity Fund	$4,441,207,125	$911,688,087	$(88,432,031)	$823,256,056

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))), are effective as of a date within 90 days prior to the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached: EX-99 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Electric RSP U.S. Equity Fund

General Electric RSP Income Fund

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President, GE RSP Funds

Date: August 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President, GE RSP Funds

Date: August 21, 2017

By:	/s/ Arthur A. Jensen
Arthur A. Jensen
Treasurer, GE RSP Funds

Date: August 21, 2017